Premises and Equipment (Schedule of Future Minimum Rental Commitments Under Noncancellable Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Premises and Equipment [Abstract]
2019	$ 454
2020	452
2021	452
2022	452
2023	452
Thereafter	4,202
Operating Leases, Future Minimum Payments Due, Total	$ 6,464